Condensed Financial Statements of Kentucky First Federal Bancorp	12 Months Ended
Jun. 30, 2018
Condensed Financial Statements of Kentucky First Federal Bancorp [Abstract]
CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

NOTE K - CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP

The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2018 and 2017, and the results of its operations and its cash flows for the fiscal years ended June 30, 2018 and 2017.

KENTUCKY FIRST FEDERAL BANCORP

BALANCE SHEETS

June 30, 2018 and 2017

(In thousands)

	2018	2017
ASSETS
Interest-bearing deposits in First Federal of Hazard	$794	$692
Interest-bearing deposits in First Federal of Kentucky	808	1,292
Other interest-bearing deposits	23	20
Investment in First Federal of Hazard	18,342	18,165
Investment in Frankfort First	46,526	46,315
Prepaid expenses and other assets	742	702

Total assets	$67,235	$67,186

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable and other liabilities	$32	$40

Total liabilities	32	40

Shareholders’ equity	67,203	67,146

Total liabilities and shareholders’ equity	$67,235	$67,186

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

Years ended June 30, 2018 and 2017

(Dollar amounts in thousands)

	2018	2017
Income
Interest income	$68	$79
Dividends from First Federal of Hazard	133	--
Equity in undistributed earnings of First Federal of Hazard	172	133
Dividends from Frankfort First	1,070	1,564
Equity in undistributed (excess distributed) earnings of Frankfort First	185	(494)
Total income	1,628	1,282

Non-interest expenses	402	414

Earnings before income taxes	1,226	868

Federal income tax expense (benefit)	(97)	(67)

Net income	1,323	935
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $(1) and $6 in 2018 and 2017, respectively	(1)	12
Less: Reclassification adjustment for gains included in net income, net of tax benefits of $0 and $22 in 2018 and 2017, respectively	--	(42)
Total other comprehensive income	(1)	(30)
Comprehensive income	$1,322	$905

KENTUCKY FIRST FEDERAL BANCORP

STATEMENTS OF CASH FLOWS

For Years ended June 30, 2018 and 2017

(Dollar amounts in thousands)

	2018	2017
Cash flows from operating activities:
Net earnings for the year	$1,323	$935
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(357)	361
Noncash compensation expense	188	382
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(23)	(138)
Other liabilities	(8)	3
Net cash provided by operating activities	1,123	1,543

Cash flows from investing activities:
Additions to premises and equipment, net	(49)	--
Net cash used in investing activities	(49)	--

Cash flows from financing activities:
Dividends paid on common stock	(1,453)	(1,487)
Net cash used in financing activities	(1,453)	(1,487)

Net increase (decrease) in cash and cash equivalents	(379)	56

Cash and cash equivalents at beginning of year	2,004	1,948

Cash and cash equivalents at end of year	$1,625	$2,004